Plant and Equipment - Schedule of Property and Equipment (Details) - Asian Equity Exchange Group Co LTD [Member] - USD ($)	Mar. 31, 2016	Dec. 31, 2015
Property and equipment Gross	$ 48,509	$ 20,409
Accumulated depreciation	(3,114)	$ (2,207)
Foreign exchange adjustment	(436)
Property and equipment, Net	44,959	$ 18,202
Leasehold Improvements [Member]
Property and equipment Gross	17,149	17,149
Office Equipment [Member]
Property and equipment Gross	3,260	$ 3,260
Motor Vehicles [Member]
Property and equipment Gross	$ 28,100